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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2013

Check here if Amendment [  ]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  The Rock Creek Group, LP
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       Address: 1133 Connecticut Avenue, N.W.
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       Washington, DC 20036
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Form 13F File Number:       028-13780
                            ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Afsaneh Mashayekhi Beschloss
       ------------------------------------------
Title: President & Chief Executive Officer
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Phone: (202) 331-3400
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Signature, Place, and Date of Signing:

     /s/ Afsaneh                Washington D.C.         5/9/2013
   Mashayekhi Beschloss
   -----------------------  -----------------------  -----------------------
         [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                None
Form 13F Information Table Entry Total:             18
Form 13F Information Table Value Total:       $334,981
                                         (in Thousands)

List of Other Included Managers:

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                          FORM 13F INFORMATION TABLE

                                                                                    VOTING AUTHORITY
                                                                                  --------------------
                    TITLE OF              VALUE   SHARES/  SH/ PUT/ INVSTMT OTHER
NAME OF ISSUER       CLASS      CUSIP    x($1000) PRN AMT  PRN CALL DISCRTN MGRS    SOLE   SHARED NONE
--------------      -------- ----------- -------- -------- --- ---- ------- ----- -------- ------ ----
ISHARES MSCI
  BRAZIL...........   COM    464286 40 0   13375    245505 SH        SOLE           245505
ISHARES MSCI
  CHILE
  INVESTABL........   COM    464286 64 0    5199     80103 SH        SOLE            80103
ISHARES MSCI
  CHINA INDEX......   COM    46429B 67 1    9062    200000 SH        SOLE           200000
ISHARES MSCI
  MALAYSIA.........   COM    464286 83 0   36317   2426000 SH        SOLE          2426000
ISHARES MSCI
  MEXICO
  INVESTAB.........   COM    464286 82 2   40410    541760 SH        SOLE           541760
ISHARES MSCI
  POLAND
  INVESTAB.........   COM    46429B 60 6    1667     64880 SH        SOLE            64880
ISHARES MSCI
  SOUTH KOREA
  IND..............   COM    464286 77 2   54594    918626 SH        SOLE           918626
ISHARES MSCI
  TAIWAN INDEX
  FD...............   COM    464286 73 1  142518  10683516 SH        SOLE         10683516
ISHARES MSCI
  THAILAND
  INVSTB...........   COM    464286 62 4    4737     52000 SH        SOLE            52000
ISHARES MSCI
  TURKEY
  INVSTBLE.........   COM    464286 71 5   13655    191815 SH        SOLE           191815
MARKET
  VECTORS
  INDONESIA
  IND..............   COM    57060U 75 3    6442    200000 SH        SOLE           200000
MINDRAY
  MEDICAL INTL
  LTD ADR..........   COM    602675 10 0     559     14000 SH        SOLE            14000
QIHOO 360
  TECHNOLOGY
  CO ADR...........   COM    74734M 10 9    1455     49100 SH        SOLE            49100
SINA CORP..........   COM    G81477 10 4    1020     21000 SH        SOLE            21000
TAIWAN
  SEMICONDUCTOR-SP
  ADR..............   COM    874039 10 0     349     20300 SH        SOLE            20300
VANGUARD
  EMERGING
  MARKETS
  FUND.............   COM    922042 85 8    2770     64575 SH        SOLE            64575
VIPSHOP
  HOLDINGS LTD
  ADS..............   COM    92763W 10 3     417     13720 SH        SOLE            13720
YAHOO! INC.........   COM    984332 10 6     435     18500 SH        SOLE            18500